Fair Value Measurement (Details 4) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Credit adjustments [Abstract]
Derivative receivables balance	$ 78,744	$ 80,481
Derivatives CVA	(3,827)	(4,362)
Derivative payables balance	61,362	69,219
Derivatives DVA	(813)	(882)
Structured notes balance	52,808	53,139
Structured notes DVA	$ (1,176)	$ (1,153)